Commitment, Contingencies, and Leases - Schedule of Future Maturities of Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Commitments Contingencies And Leases [Abstract]
2020 (October 1st through December 31st)	$ 959
Lessee, Operating Lease, Liability, to be Paid, Year One	3,903	$ 3,643
Lessee, Operating Lease, Liability, to be Paid, Year Two	3,037	3,903
Lessee, Operating Lease, Liability, to be Paid, Year Three	2,459	3,037
Lessee, Operating Lease, Liability, to be Paid, Year Four	2,227	2,459
Lessee, Operating Lease, Liability, to be Paid, Year Five		2,227
Thereafter	6,934
Thereafter		6,934
Total minimum lease payments	19,519	22,203
Less imputed interest	(3,069)	(3,780)
Total lease liabilities	$ 16,450	$ 18,423